Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments and Financial Risk Management [Abstract]
Schedule of changes in financial liabilities from finance activities

	Warrants	Total
	U.S. dollars in thousands
Balance as of January 1, 2018	2,667	2,667
Revaluation during the year	(974)	(974)
Reclassification of warrants (see Note 12)	(1,693)	(1,693)
Balance as of December 31, 2018	-	-